PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 8 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,
	2017	2016
At Cost:
Plant and buildings	$4,090,603	$3,853,080
Machinery and equipment	14,743,997	13,881,331
Motor vehicles	340,271	291,682
Office equipment	126,298	117,507
	19,301,169	18,143,600
Less: Accumulated depreciation
Plant and buildings	(2,781,302)	(2,396,424)
Machinery and equipment	(12,080,380)	(10,923,184)
Motor vehicles	(298,219)	(278,494)
Office equipment	(109,734)	(98,435)
	(15,269,635)	(13,696,537)
Property, plant and equipment, net	$4,031,534	$4,447,063

Unrealized foreign exchange translation gain/(loss) for the year ended December 31, 2017, 2016 and 2015 was $251,912, ($323,040) and ($329,926), respectively, which has been included in other comprehensive income/(loss). Depreciation expense for the years ended December 31, 2017, 2016 and 2015 was $705,289, $793,844 and $1,317,119, respectively.
As of December 31, 2017 and 2016,
1)	A net book value of $340,140 and nil, respectively, were used as collateral for the Company’s short-term bank loans.
2)	A net book value of nil and $826,419, respectively, were used as collateral for the Company’s long-term bank loans.
3)	A net book value of nil and $3,620,644, respectively, of property were used as collateral for the short-term bank loan borrowed by a related party.